Intangible Assets and Goodwill - Useful Lives (Details)	12 Months Ended
Jun. 30, 2022
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life	14 years
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Patents
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Software
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years